Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO International Large/Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated July 25, 2018 to the
GMO Trust Multi-Class Prospectus, dated June 30, 2018

GMO International Large/Mid Cap Equity Fund

The Board of Trustees of GMO Trust has approved the liquidation and termination of GMO International Large/Mid Cap Equity Fund (the “Fund”). It is expected that the Fund will be liquidated on or about October 31, 2018 (the “Liquidation Date”). You may redeem from the Fund at any time, but if you are still a shareholder of the Fund on the Liquidation Date, your investment in the Fund will be liquidated and the proceeds (i.e., an amount of cash and/or securities equal to the net asset value of your shares in the Fund as of the close of business on the Liquidation Date) will be transmitted to you.

Effective as of the Liquidation Date, all references to the Fund in the Prospectus are amended to reflect the foregoing.